UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21218

Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.8%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 6.0%
$1,650	New York, 5.25%, 1/15/28	$1,706,331
500	New York City, 5.25%, 8/15/26	521,100
		$2,227,431
Hospital — 4.1%
$750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	$766,590
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	763,477
		$1,530,067
Industrial Development Revenue — 3.5%
$1,000	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,058,210
240	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	265,428
		$1,323,638
Insured-Electric Utilities — 8.7%
$2,020	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,080,317
1,195	New York Power Authority, (MBIA), 4.50%, 11/15/47	1,155,828
		$3,236,145
Insured-Escrowed/Prerefunded — 17.9%
$580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 9.749%, 7/1/29 (1) (2)	$668,288
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), Prerefunded to 7/1/14, 5.00%, 7/1/29	2,476,823
515	New York Dormitory Authority, (University of Rochester), (MBIA), Prerefunded to 7/1/08, 5.00%, 7/1/27	525,547
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(3)	1,613,300
1,295	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	1,405,917
		$6,689,875
Insured-General Obligations — 6.2%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,302,225
		$2,302,225
Insured-Hospital — 1.0%
$360	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	$368,982
		$368,982
Insured-Lease Revenue/Certificates of Participation — 14.6%
$2,375	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,263,327
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (3)	820,154
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (3)	2,380,106
		$5,463,587
Insured-Other Revenue — 19.0%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,983,326
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,075,480

$1,245	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$1,239,796
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,813,740
		$7,112,342
Insured-Private Education — 24.0%
$1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	$1,019,430
1,440	New York Dormitory Authority, (Barnard College), (FGIC), 5.00%, 7/1/24	1,524,269
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,584,600
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	620,173
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,019,430
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	516,085
110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	111,743
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,593,268
		$8,988,998
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,600,395
		$1,600,395
Insured-Special Tax Revenue — 17.1%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$699,349
400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	409,784
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	415,990
9,835	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	879,741
20,540	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	3,185,549
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	492,651
2,105	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	293,058
		$6,376,122
Insured-Transportation — 21.5%
$590	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37	$591,581
2,000	Metropolitan Transportation Authority, (FGIC), 5.25%, 11/15/31	2,096,680
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (3)	2,588,477
705	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	719,079
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,044,700
		$8,040,517
Insured-Water and Sewer — 8.2%
$3,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38 (4)	$3,075,570
		$3,075,570
Insured-Water Revenue — 3.3%
$1,250	Suffolk County Water Authority, (MBIA), 4.50%, 6/1/32	$1,251,388
		$1,251,388
Other Revenue — 1.6%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.95%, 10/1/32 (1) (2)	$584,865
		$584,865
Private Education — 5.4%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,025,590
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	979,690
		$2,005,280
Transportation — 2.7%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,023,260
		$1,023,260

Water Revenue — 1.7%
$650	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$636,194
		$636,194
Total Tax-Exempt Investments — 170.8% (identified cost $62,590,548)		$63,836,881
Other Assets, Less Liabilities — (10.6)%		$(3,959,763)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.2)%		$(22,500,000)
Net Assets Applicable to Common Shares — 100.0%		$37,377,118

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Yorkmunicipalities.  The ability of the issuers of the debt securities to meettheir obligations may be affected by economic developments in aspecific industry or municipality.  In order to reduce the risk associatedwith such economic developments, at December 31, 2007, 85.4%of total investments are backed by bond insuranceof various financial institutions and financial guaranty assuranceagencies. The aggregate percentage insured by an individual financial institutionranged from 0.6% to 33.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of the securities is $1,253,153 or 3.4% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2007.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	26 U.S. Treasury Bond	Short	$(3,059,175)	$(3,025,750)	$33,425

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,525,000	4.985%	3-month USD-LIBOR- BBA	September 2, 2008/ September 28, 2038	$13,595
Merrill Lynch Capital Services, Inc.	$2,000,000	5.426%	3-month USD-LIBOR- BBA	July 9, 2008/ July 9, 2038	$(120,970)
Morgan Stanley Capital Services, Inc.	$950,000	5.428%	3-month USD-LIBOR- BBA	September 10, 2008/ September 10, 2038	$(55,617)
					$(162,992)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,978,581
Gross unrealized appreciation	$1,853,465
Gross unrealized depreciation	(660,165)
Net unrealized appreciation	$1,193,300

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 22, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 22, 2008